Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Diluted	$ (0.21)	$ (0.34)
Diluted	25,361,550	24,528,000